5. Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Notes
5. Accounts Payable and Accrued Liabilities

5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31, 2016 ($)	As at December 31, 2015 ($)
Trade accounts payable	$823,595	$274,055
Accrued liabilities	337,400	139,218
Advances from investors	155,000	-
	$1,315,995	$413,273

Trade accounts payable include $100,292 (2015: $71,190) due to an entity owned by a shareholder and executive of the Company.  The payable balance arose primarily due to consulting charges.  The payable is unsecured, non-interest bearing and due on demand.  Additionally, accrued liabilities include $171,902 (2015: nil) due to the same shareholder and executive of the Company in his capacity as an employee.  This amount includes an accrued executive bonus relating to 2016 performance of $150,000 and other amounts owing to the individual in his capacity as an employee of the Company (i.e. vacation pay, car allowance).

Advances from investors represents funds received from investors prior to year-end in connection with the Bridge Notes offering for which final subscriptions were not executed at December 31, 2016.  Subsequent to year end, this amount formed part of the additional $225,000 in convertible notes that consummated the convertible notes offering (see Note 12).